RELATED PARTIES' TRANSACTIONS (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]	$ 64	$ 57	$ 33
Purchases of goods and services	[2]	(267)	(97)	(35)
Professional fees expense	[3]	(1)	(1)	(1)
Other operating expenses and income	[4]	(2)	(2)	(2)
Finance income	[5]	2	4	4
Dividends received		10	20	35
Payment of dividends				(9)
O C P One [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]		1	1
Dividends received		10	20	21
Payment of dividends
E M E S A [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]
Dividends received
Payment of dividends				(9)
C T B [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]	2	2	2
Purchases of goods and services	[2]
Professional fees expense	[3]
Other operating expenses and income	[4]
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]		1	1
Purchases of goods and services	[2]
Professional fees expense	[3]
Other operating expenses and income	[4]
Refinor One [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]	11	9	10
Purchases of goods and services	[2]	(11)	(6)	(5)
Professional fees expense	[3]
Other operating expenses and income	[4]
T G S [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]	51	45	20
Purchases of goods and services	[2]	(53)	(43)	(24)
Professional fees expense	[3]
Other operating expenses and income	[4]
Finance income	[5]	2	3	3
Dividends received
Payment of dividends
Foundation [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]
Purchases of goods and services	[2]
Professional fees expense	[3]
Other operating expenses and income	[4]	(2)	(2)	(2)
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]
Purchases of goods and services	[2]	(203)	(48)	(6)
Professional fees expense	[3]
Other operating expenses and income	[4]
Salaverri Dellatorre Burgio And Wetzler [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	[1]
Purchases of goods and services	[2]
Professional fees expense	[3]	(1)	(1)	(1)
Other operating expenses and income	[4]
Citelec [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]
Dividends received				13
Payment of dividends
Others [Member]
IfrsStatementLineItems [Line Items]
Finance income	[5]
Dividends received				1
Payment of dividends

[1]	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.
[2]	Correspond to natural gas transportation services, purchases of refined products and other services imputed to cost of sales for US$ 191 million, US$ 50 million and US$ 29 million and infrastructure works contracted to SACDE imputed in property, plant and equipment for US$ 76 million, US$ 47 million and US$ 6 million, of which US$ 38 million, US$ 17 million and US$ 2 million correspond to fees and general expenses calculated on the costs incurred by SACDE and/or Pampa to carry out these for the years ended December 31, 2022, 2021 and 2020, respectively.
[3]	Disclosed within administrative expenses.
[4]	Corresponds mainly to donations.
[5]	Corresponds mainly to financial leases and accrued interest on loans granted.